Restructuring - Schedule of Restructuring Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
2023 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses	$ 13,608
2022 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses	27,181
2021 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses		$ 21,534
2020 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses			$ 33,092
Cost of Revenues | 2023 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses	1,798
Cost of Revenues | 2022 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses	6,476
Cost of Revenues | 2021 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses		16,727
Cost of Revenues | 2020 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses			23,300
Selling, General and Administrative Expenses | 2023 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses	11,810
Selling, General and Administrative Expenses | 2022 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses	$ 20,705
Selling, General and Administrative Expenses | 2021 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses		$ 4,807
Selling, General and Administrative Expenses | 2020 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses			$ 9,792